Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 12,835	$ 16,731
Real estate 1-4 family first mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	12,722	16,018
Real estate 1-4 family first mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	16,888	20,803
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	27	36
Real estate 1-4 family junior lien mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	157	192
Residential Mortgage [Member] | PCI Loans Carrying Value [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	12,749	16,054
Residential Mortgage [Member] | PCI Loans UPB [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	17,045	20,995
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	13,127	16,095
Financing Receivables, 1 to 29 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	138	171
Financing Receivables, 1 to 29 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	13,265	16,266
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	1,317	1,488
Financing Receivables, 30 to 59 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	8	7
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	1,325	1,495
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	622	668
Financing Receivables, 60 to 89 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	3	2
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	625	670
90-119 Days Past Due [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	293	233
90-119 Days Past Due [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	2	2
90-119 Days Past Due [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	295	235
120-179 DPD member [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	219	238
120-179 DPD member [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	2	2
120-179 DPD member [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	221	240
180 plus DPD [Member] | Real estate 1-4 family first mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	1,310	2,081
180 plus DPD [Member] | Real estate 1-4 family junior lien mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	4	8
180 plus DPD [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 1,314	$ 2,089